Document and Entity Information	May 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2020
Entity Registrant Name	PAPA JOHN’S INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-21660
Entity Tax Identification Number	61-1203323
Entity Address, Address Line One	2002 Papa Johns Boulevard
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299-2367
City Area Code	502
Local Phone Number	261-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000901491
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	PZZA
Security Exchange Name	NASDAQ